Financial assets held for trading and designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
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Financial assets held for trading and designated at fair value through profit or loss

Note 7 – Financial assets held for trading and designated at fair value through profit or loss

a)	Financial assets held for trading recognized at their fair value are presented in the following table:

	12/31/2017			12/31/2016
	Cost	Accumulated gain / (loss) reflected in income	Fair value	Cost	Accumulated gain / (loss) reflected in income	Fair value
Investment funds	3,211	1	3,212	1,170	3	1,173
Brazilian government securities (1a)	230,189	378	230,567	159,602	422	160,024
Brazilian external debt bonds (1b)	3,148	62	3,210	5,275	50	5,325
Government securities – abroad (1c)	3,942	33	3,975	3,714	21	3,735
Argentina	1,446	20	1,466	634	17	651
Chile	50	1	51	126	1	127
Colombia	2,080	12	2,092	2,666	3	2,669
United States	100	—	100	78	—	78
Mexico	5	—	5	6	—	6
Paraguay	6	—	6	88	—	88
Uruguay	222	—	222	32	—	32
Other	33	—	33	84	—	84
Corporate securities (1d)	29,286	(129)	29,157	34,425	(34)	34,391
Shares	3,969	(206)	3,763	2,598	(107)	2,491
Bank deposit certificates	347	—	347	1,824	—	1,824
Securitized real estate loans	66	(1)	65	—	—	—
Debentures	3,181	77	3,258	3,129	61	3,190
Eurobonds and other	633	1	634	654	8	662
Financial credit bills	20,612	—	20,612	25,893	—	25,893
Promissory notes	391	—	391	—	—	—
Other	87	—	87	327	4	331

Total (2)	269,776	345	270,121	204,186	462	204,648

(1)	Assets held for trading pledged as collateral of funding transactions of financial institutions and clients were: a) R$ 29,002 (R$ 7,696 at 12/31/2016), b) R$ 1,508 (R$ 4,045 at 12/31/2016), c) R$ 46 (R$ 1,183 at 12/31/2016) and d) R$ 28 (R$ 26 at 12/31/2016), totaling R$ 30,585 (R$ 12,950 at 12/31/2016);
(2)	In the period, there was no reclassification of held for trading financial assets to other categories of financial assets.

The cost and fair value of financial assets held for trading by maturity are as follows:

	12/31/2017		12/31/2016
	Cost	Fair value	Cost	Fair value
Current	48,533	48,411	34,302	34,206
Non-stated maturity	2,671	4,703	3,356	3,206
Up to one year	45,862	43,708	30,946	31,000
Non-current	221,243	221,710	169,884	170,442
From one to five years	168,301	168,558	117,748	118,050
From five to ten years	44,025	44,246	42,135	42,284
After ten years	8,917	8,906	10,001	10,108

Total	269,776	270,121	204,186	204,648

Financial assets held for trading include assets with a fair value of R$ 169,178 (R$ 142,081 at 12/31/2016) that belong to investment funds wholly owned by Itaú Vida e Previdência S.A. The return of those assets (positive or negative) is fully transferred to customers of our PGBL and VGBL private pension plans whose premiums (less fees charged by us) are used by our subsidiary to purchase quotas of those investment funds.

b) Financial assets designated at fair value through profit or loss are presented in the following table:

	12/31/2017
	Cost	Accumulated gain / (loss) reflected in income	Fair value
Brazilian external debt bonds	1,670	76	1,746

Total	1,670	76	1,746

	12/31/2016
	Cost	Accumulated gain/(loss) reflected in income	Fair value
Brazilian external debt bonds	1,183	8	1,191

Total	1,183	8	1,191

The cost and fair value by maturity of financial assets designated as fair value through profit or loss were as follows:

	12/31/2017		12/31/2016
	Cost	Fair value	Cost	Fair value
Current	1,006	1,041	1,183	1,191
Up to one year	1,006	1,041	1,183	1,191
Non-current	664	705	—	—
From one to five years	664	705	—	—

Total	1,670	1,746	1,183	1,191